Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount Before Income Tax
Available-for-sale financial assets	$ (4)	$ (15)	$ 8
Cash flow hedge	(66,892,603)	(138,850,000)	97,309,516
Foreign currency translation	(4,310,498)	(5,522,334)	(3,690,798)
Actuarial income on defined-benefit pension plans	(3,646,705)	(325,252)	251,976
Total other comprehensive income (loss), before income taxes	(74,849,810)	(144,697,601)	93,870,702
Income Tax Expense (Benefit)
Available-for-sale financial assets	1	4	(2)
Cash flow hedge	18,061,004	37,616,791	(26,139,149)
Actuarial income on defined-benefit pension plans	984,610	87,818	(68,034)
Aggregated income tax relating to components of other comprehensive income	19,045,615	37,704,613	(26,207,185)
Amount After Income Tax
Available-for-sale financial assets	(3)	(11)	6
Cash flow hedge	(48,831,600)	(101,233,208)	71,170,367
Foreign currency translation	(4,310,498)	(5,522,736)	(3,690,798)
Actuarial income on defined-benefit pension plans	(2,662,094)	(237,033)	183,942
Total Other Comprehensive Income (Loss)	$ (55,804,195)	$ (106,992,988)	$ 67,663,517